Intangible Assets and Goodwill (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Impairment Charges

The following table represents the impairment charges recorded during the 3rd quarter of 2020 related to the Company’s Facebank reporting unit (in thousands):

Intangible assets	$88,059
Goodwill	$148,622
Total impairment expense	$236,681

Schedule of Intangible Assets

The table below summarizes the Company’s intangible assets at September 30, 2020 and December 31, 2019 (in thousands):

		Weighted Average	September 30, 2020
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	5	5	$123,436	(79,884)	(37,871)	$5,681
Trademark and trade names	5	5	7,746	(3,903)	(2,379)	1,464
Animation and visual effects technologies	5	5	6,016	(1,868)	(1,848)	2,300
Digital asset library	5	5	7,536	(1,830)	(2,185)	3,522
Intellectual Property	7	-	828	(574)	(254)	-
Customer relationships	2	1.5	23,678	-	(5,920)	17,758
fuboTV tradename	9	8.5	38,197	-	(2,122)	36,075
Software and technology	9	8.5	181,737	-	(10,097)	171,640
Total			$389,174	$(88,059)	$(62,676)	$238,440

		Weighted Average	December 31, 2019
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$—	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	—	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	—	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	—	—
Total			$154,129	$(8,598)	$(28,885)	$116,646

Schedule of Intangible Assets Amortization Expense

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$9,731
2021	38,922
2022	30,043
2023	27,084
2024	27,010
Thereafter	105,650
Total	$238,440

Schedule of Goodwill

The following table is a summary of the changes to goodwill for the three and nine months ended September 30, 2020 (in thousands):

Balance - December 31, 2019	$227,763
Deconsolidation of Nexway	(51,168)
Balance - March 31, 2020	$176,595
Acquisition of fuboTV	562,908
Less: transfer to asset held for sale	(28,541)
Balance - June 30, 2020	$710,962
Impairment expense	(148,622)
Measurement period adjustment on the fuboTV acquisition	(68,493)
Balance - September 30, 2020	$493,847